Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2018
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2Q18	1Q18
Contracts with customers (CHF million)
Investment and portfolio management	896	892
Other securities business	11	12
Underwriting	513	470
Brokerage	749	810
Other services	471	487
Total revenues from contracts with customers	2,640	2,671

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of / in	2Q18	1Q18
Contract balances (CHF million)
Contract receivables	838	758
Contract liabilities	63	67
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	13	13

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2Q18	1Q18
Contracts with customers (CHF million)
Investment and portfolio management	850	843
Other securities business	21	23
Underwriting	513	470
Brokerage	748	812
Other services	476	490
Total revenues from contracts with customers	2,608	2,638

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
in / end of	2Q18	1Q18
Contract balances (CHF million)
Contract receivables	824	745
Contract liabilities	63	67
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	13	13